Structured Settlements - Additional Information (Detail) (USD $)	12 Months Ended														12 Months Ended							12 Months Ended		9 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Unrelated Parties	Dec. 31, 2011 Unrelated Parties	Dec. 31, 2012 Structured Settlements Intended for Sale to ISF	Dec. 31, 2011 Structured Settlements Intended for Sale to ISF	Dec. 31, 2011 SPV Contract	Dec. 31, 2012 8.39% Fixed Rate Asset Backed Variable Funding Notes	Dec. 31, 2011 8.39% Fixed Rate Asset Backed Variable Funding Notes	Dec. 31, 2010 8.39% Fixed Rate Asset Backed Variable Funding Notes	Dec. 31, 2012 8.39% Fixed Rate Asset Backed Variable Funding Notes Guaranteed Insurance Contracts Contract	Dec. 31, 2011 8.39% Fixed Rate Asset Backed Variable Funding Notes Guaranteed Insurance Contracts Contract	Dec. 31, 2012 Maximum	Dec. 31, 2012 Structured settlements	Dec. 31, 2011 Structured settlements	Dec. 31, 2012 Scenario, Previously Reported Unrelated Parties	Dec. 31, 2012 ISF 2010 Contract	Dec. 31, 2012 ISF 2010 8.39% Fixed Rate Asset Backed Variable Funding Notes	Dec. 31, 2011 ISF 2010 8.39% Fixed Rate Asset Backed Variable Funding Notes	Sep. 24, 2010 ISF 2010 8.39% Fixed Rate Asset Backed Variable Funding Notes	Dec. 31, 2012 ISF 2010 Maximum 8.39% Fixed Rate Asset Backed Variable Funding Notes	Dec. 31, 2012 Life Contingent Structured Settlement Facility Contract	Sep. 30, 2012 Life Contingent Structured Settlement Facility Scenario, Previously Reported	Dec. 31, 2011 Life Contingent Structured Settlement Facility Scenario, Previously Reported Contract	Dec. 31, 2012 Life Contingent Structured Settlement Facility Scenario, Previously Reported Contract	Dec. 31, 2011 Life Contingent Structured Settlement Facility WSF Maximum	Dec. 31, 2012 Life Contingent Structured Settlement Facility Compass	Dec. 31, 2011 Life Contingent Structured Settlement Facility Compass	Dec. 31, 2011 Life Contingent Structured Settlement Facility Compass Maximum
Securities Financing Transaction [Line Items]
Proceeds from sale of investments in life settlements			$ 2,070,000	$ 6,700,000																							$ 40,000,000
Purchases of investments in life settlements																													5,000,000	40,000,000
Number of structured settlement contracts								38				384	307					131					380		73	107
Realized gain on sale of structured settlements				4,000,000					4,900,000	3,800,000								64,000					2,600,000
Unrealized change in fair value of life settlements	(5,660,000)	570,000	10,156,000			559,000	3,400,000																	712,000	1,100,000			72,000
Credit facility, maximum borrowing																					50,000,000
Debt instrument maturity date																			Jan. 01, 2057
Percent of credit facility limit																			15.00%			5.00%
Credit facility outstanding																			43,200,000	20,600,000
Total funds held amount																			2,200,000	1,000,000
Number of policies sold									565	485
Number of policies originated										181	12
Unrealized change in fair value of structured settlements	1,823,000	5,302,000	2,477,000	158,000	135,000			32,000		3,200,000	129,000						322,000
Acquisition purchase price percentage	95.00%
Ownership Interest														50.00%				5.00%
Percentage contributed to cash reserve held by Wilmington Trust	1.00%
Number of deals sold				282
Interest income	2,014,000	8,303,000	18,660,000												329,000	552,000
Other receivable															3,300,000	13,900,000
Discount on receivables															4,600,000	27,800,000
Gain on sale of holdback funds		$ 215,000
Payments due by holder period		90 days